Long-Term Investments, Net (Details) - Schedule of Changes in Fair Value of Non-Marketable Equity Securities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Fair Value of Non Marketable Equity Securities [Abstract]
Balance at beginning of period/year	$ 34,589,767	$ 25,496,534
Additions		16,228,690	$ 3,427,791
Downward adjustments	(1,427,904)	(6,898,549)
Upward adjustments		2,137,021	3,531,464
Foreign exchange adjustment	784,679	(2,373,929)	(684,994)
Balance at end of period/year	$ 33,946,542	$ 34,589,767	$ 25,496,534